S000031367 [Member] Investment Objectives and Goals - S000031367 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Global Opportunities Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.